Schedule I - Parent Company Financial Information - Summary of Condensed Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Total assets	$ 759,602	$ 700,019
Long-term liabilities
Warrant liability	286	15,944
Total liabilities	487,459	415,908
Temporary equity
Total temporary equity		263,895
Stockholders' equity
Common Stock, Value	7	3
Additional paid-in capital	413,646	135,616
Accumulated other comprehensive loss	(3,331)	(1,677)
Accumulated deficit	(138,179)	(113,726)
Total stockholders' equity	272,143	20,216	$ 79,240
Total liabilities, temporary equity and stockholders' equity	759,602	700,019
Series A Preferred Stock [Member]
Temporary equity
Total temporary equity		77,562
Series A1 Preferred Stock [Member]
Temporary equity
Total temporary equity		78,621
Series B Preferred Stock [Member]
Temporary equity
Total temporary equity		90,910
Series C Preferred Stock [Member]
Temporary equity
Total temporary equity		16,802
Parent Company [Member]
Non-current assets
Investment in subsidiaries	261,012	300,055
Total non-current assets	261,012	300,055
Total assets	261,012	300,055
Long-term liabilities
Warrant liability	286	15,944
Total liabilities	286	15,944
Temporary equity
Total temporary equity	0	263,895
Stockholders' equity
Common Stock, Value	7	3
Additional paid-in capital	401,688	135,616
Accumulated other comprehensive loss	(3,331)	(1,677)
Accumulated deficit	(137,638)	(113,726)
Total stockholders' equity	260,726	20,216
Total liabilities, temporary equity and stockholders' equity	261,012	300,055
Parent Company [Member] | Series A Preferred Stock [Member]
Temporary equity
Total temporary equity	0	77,562
Parent Company [Member] | Series A1 Preferred Stock [Member]
Temporary equity
Total temporary equity	0	78,621
Parent Company [Member] | Series B Preferred Stock [Member]
Temporary equity
Total temporary equity	0	90,910
Parent Company [Member] | Series C Preferred Stock [Member]
Temporary equity
Total temporary equity	$ 0	$ 16,802